Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 57,865	$ 45,660
Less: accumulated depreciation	(34,357)	(27,660)
Total property and equipment, net	23,508	18,000
Computer Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	44,850	34,935
Office Furniture And Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	4,466	3,947
Vehicles
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	987	1,534
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 7,562	$ 5,244